Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant, and Equipment
Property, Plant, and Equipment

(D.4)   Property, Plant, and Equipment

y Depreciation of Property, Plant and Equipment

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Property, Plant, and Equipment

€ millions	Land and Buildings	Land and	Other Property,	Other Property,	Advance	Total
		Buildings Leased	Plant, and	Plant, and	Payments and
			Equipment	Equipment	Construction
				Leased	in Progress
12/31/2022	1,585	1,758	1,406	43	142	4,934
12/31/2023	1,430	1,320	1,309	55	162	4,276

Additions
12/31/2022	46	399	567	30	87	1,129
12/31/2023	58	102	470	82	98	810

The additions (other than from business combinations) relate primarily to the replacement and purchase of information technology equipment and the construction and leasing of buildings and data centers. For more information about leases, see Note (D.5).